SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of share-based payment arrangements [Abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS

	US Dollars
Figures in millions	2023	2022	2021
Equity-settled share incentive schemes
Deferred Share Plan (DSP)	15	18	22
Total share-based payment expense	15	18	22
Equity-settled incentive schemes
Previous equity schemes with outstanding awards exercisable included the Bonus Share Plan (BSP) and the Long-Term
Incentive Plan (LTIP). The Deferred Share Plan (DSP) replaced all previous AngloGold Ashanti incentive schemes. Upon completion of the corporate restructuring in September 2023, the awards outstanding under the BSP and the LTIP were converted to awards with respect to AngloGold Ashanti plc shares and transferred to the DSP, with the terms and conditions remaining unchanged.
Bonus Share Plan (BSP)

Award date (unexercised awards)	2018
Calculated fair value (in ZAR)	119.14
Vesting date 50%	22 Feb 2019
Vesting date 50%	22 Feb 2020
Expiry date	22 Feb 2028

	Number of shares
	2023	2022	2021
Awards outstanding at beginning of year	626,522	849,683	1,005,977
Awards lapsed during the year	—	(3,581)	—
Awards exercised during the year	(255,894)	(219,580)	(156,294)
Awards transferred to DSP Scheme	(370,628)	—	—
Awards outstanding and exercisable at end of year	—	626,522	849,683
Long-Term Incentive Plan (LTIP)

Award date (unexercised awards)	2015
Calculated fair value (in ZAR)	129.94
Vesting date	3 Mar 2018
Expiry date	3 Mar 2025

	Number of shares
	2023	2022	2021
Awards outstanding at beginning of year	62,708	109,229	111,562
Awards exercised during the year	(33,899)	(46,521)	(2,333)
Awards transferred to DSP Scheme	(28,809)	—	—
Awards outstanding and exercisable at end of year	—	62,708	109,229
Deferred Share Plan (DSP)
The DSP was implemented with effect from 1 January 2018, with the first awards for the scheme allocated in March 2019. This represents a single scheme under which share awards have been allocated to certain employees from 2019 through early 2024, vesting equally over a period of two, three and five years depending on the level of seniority of the participant.

Award date (unvested awards and awards vested during the year)	2023	2022	2021
Calculated fair value (in ZAR)	317.99	335.04	308.97
Award date	24 Feb 2023	24 Feb 2022	24 Feb 2021
Expiry date	25 Feb 2033	24 Feb 2032	25 Feb 2031

	Number of shares
	2023	2022	2021
Awards outstanding at beginning of year	2,483,608	2,692,383	2,289,762
Awards granted during the year	1,317,385	793,955	1,185,348
Awards lapsed during the year	(224,391)	(163,697)	(322,814)
Awards exercised during the year	(863,641)	(839,033)	(459,913)
Awards transferred from BSP scheme	370,628	—	—
Awards transferred from LTIP scheme	28,809	—	—
Awards outstanding at end of year	3,112,398	2,483,608	2,692,383
Awards exercisable at end of year	1,157,900	693,211	588,694

Accounting policies
The Group’s management awards certain employee bonuses in the form of equity-settled share-based payments on a discretionary basis.
The fair value of the equity instruments granted is calculated at grant date. For transactions with employees, fair value is based on market prices of the equity instruments granted, if available, taking into account the terms and conditions upon which those equity instruments were granted. If market prices of the equity instruments granted are not available, the fair value of the equity instruments granted is estimated using an appropriate valuation model. Vesting conditions, other than market conditions, are not taken into account when estimating the fair value of shares or share options at measurement date.
Over the vesting period, the fair value at measurement date is recognised as an employee benefit expense with a corresponding increase in other capital reserves based on the Group’s estimate of the number of instruments that will eventually vest. The income statement charge or credit for a period represents the movement in cumulative expense recognised as at the beginning and end of that period. Vesting assumptions for non-market conditions are reviewed at each reporting date to ensure they reflect current expectations.
When options are exercised or share awards vest, the proceeds received, net of any directly attributable transaction costs, are credited to share capital (nominal value) and share premium.
Where the terms of an equity settled award are modified, as a minimum, an expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any modification which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employee, as measured at the date of the modification.